Fair values - Carrying value and fair value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying value
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	$ 2,111	$ 1,983
Time deposits	1,433	1,462
Marketable securities and short-term investments (excluding securities)
Time deposits		1
Receivables under reverse repurchase agreements		206
Other non-current assets:
Loans granted	30	30
Restricted cash and cash deposits	37	39
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	2,270	2,008
Long-term debt (excluding finance lease obligations)	6,618	6,457
Total fair value
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	2,111	1,983
Time deposits	1,433	1,462
Marketable securities and short-term investments (excluding securities)
Time deposits		1
Receivables under reverse repurchase agreements		206
Other non-current assets:
Loans granted	31	31
Restricted cash and cash deposits	37	39
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	2,270	2,008
Long-term debt (excluding finance lease obligations)	6,959	6,546
Total fair value | Level 1
Cash and equivalents (excluding securities with original maturities up to 3 months)
Cash	2,111	1,983
Other non-current assets:
Restricted cash and cash deposits	37	39
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	1,534	1,480
Long-term debt (excluding finance lease obligations)	6,267	5,839
Total fair value | Level 2
Cash and equivalents (excluding securities with original maturities up to 3 months)
Time deposits	1,433	1,462
Marketable securities and short-term investments (excluding securities)
Time deposits		1
Receivables under reverse repurchase agreements		206
Other non-current assets:
Loans granted	31	31
Liabilities
Short-term debt and current maturities of long-term debt (excluding finance lease obligations)	736	528
Long-term debt (excluding finance lease obligations)	$ 692	$ 707